Income and expenses - Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment losses
Impairment of goodwill (Note 6)	$ (15,483)	$ 0
Impairment of property, plant and equipment (Note 8)	(24,940)	(25,768)	$ (56,999)
Impairment of non-current financial assets	(2,629)	478
Impairment loss (gain)	$ (43,052)	$ (25,290)	$ (56,999)